36. EVENTS AFTER REPORTING DATE	12 Months Ended
Dec. 31, 2017
Events After Reporting Date
EVENTS AFTER REPORTING DATE

Prior to the completion of the initial public offering, Dufry International AG Switzerland created Hudson Ltd. Bermuda a fully owned subsidiary to hold all the shares of Dufry America Holding Inc., the parent entity of the Hudson Group in the USA and Canada, as well as Nuance Group (Canada) Inc., the parent entity of World Duty Free Group (Vancouver) Inc..

On January 31, 2018 the initial public offering (IPO) took place in which Dufry International AG offered 42.6 % or 39,417,765 Class A common shares of Hudson Ltd. at a public offering price of USD 19.00 per share, adding up to total consideration received by Dufry International AG of USD 714.4 million after underwriting discounts and commissions, but before expenses. The shares began trading on the New York Stock Exchange on February 1, 2018, under the ticker symbol “HUD.” Dufry will use the proceeds mainly to reduce the bank debt. The related over-allotment option was not exercised.